UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey D. Heyman
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Address:   1919 14th Street, Suite 300
           --------------------------------------------------
           Boulder, Colorado 80302
           --------------------------------------------------

Form 13F File Number:     028-11759
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey D. Heyman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     (303) 939-8273
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey D. Heyman        Boulder, Colorado              2/14/07
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             -1-
                                               -------------

Form 13F Information Table Entry Total:        21
                                               -------------

Form 13F Information Table Value Total:        $90,531
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
---         ------------------
1           Woodbourne Investment Management LLC

Jeffrey D. Heyman shares investment discretion with and is reporting on behalf of Woodbourne Investment Management LLC with respect to the securities reported herein which are designated by the number 1. With respect to the securities reported herein which are not designated by the number 1, Jeffrey D. Heyman exercises sole discretion over those securities. Woodbourne Investment Management LLC is filing a Form 13-F simultaneously herewith.


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

                                                                           VALUE
NAME OF                           TITLE                    (X        SHRS OR   SH/  PUT/  INVESTMENT    OTHER
ISSUER                           OF CLASS       CUSIP     $1000)   PRN AMT   PRN    CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------------  --------------  ---------  --------  ---------------  ----  ----------  --------  ----  ------  ------
AEW REAL ESTATE INCOME FD     COM             00104H107     1,157   53,300   SH           SHARED           1                  53,300
AEW REAL ESTATE INCOME FD     COM             00104H107     2,476  114,100   SH           SOLE                               114,100
AIM SELECT REAL ESTATE INCM   SHS             00888R107    11,562  693,600   SH           SHARED           1                 693,600
AIM SELECT REAL ESTATE INCM   SHS             00888R107    15,306  918,200   SH           SOLE                               918,200
CAPSTEAD MTG CORP             PFD B CV $1.26  14067E308       263   20,300   SH           SHARED           1                  20,300
CAPSTEAD MTG CORP             PFD B CV $1.26  14067E308        47    3,600   SH           SOLE                                 3,600
CRESCENT REAL ESTATE EQUITIE  PFD CV A 6.75%  225756204        28    1,300   SH           SHARED           1                   1,300
DWS RREEF REAL ESTATE FD II   COM             23338X102     5,495  284,400   SH           SHARED           1                 284,400
DWS RREEF REAL ESTATE FD II   COM             23338X102     5,660  293,000   SH           SOLE                               293,000
DWS RREEF REAL ESTATE FD INC  COM             233384106     3,490  138,430   SH           SHARED           1                 138,430
DWS RREEF REAL ESTATE FD INC  COM             233384106     5,805  230,250   SH           SOLE                               230,250
EQUITY OFFICE PROPERTIES TRU  PFD CV B 5.25%  294741509     2,053   30,500   SH           SHARED           1                  30,500
HILTON HOTELS CORP            COM             432848109     2,792   80,000   SH           SHARED           1                  80,000
HOST HOTELS AND RESORTS INC   COM             44107P104     3,715  151,328   SH           SHARED           1                 151,328
NEUBERGER BERMAN RE ES SEC F  COM             64190A103     4,593  251,550   SH           SHARED           1                 251,550
NEUBERGER BERMAN RE ES SEC F  COM             64190A103     6,825  373,750   SH           SOLE                               373,750
NEUBERGER BERMAN RLTY INC FD  COM             64126G109     5,846  241,450   SH           SHARED           1                 241,450
NEUBERGER BERMAN RLTY INC FD  COM             64126G109     6,223  257,050   SH           SOLE                               257,050
RMR REAL ESTATE FD            SH BEN INT      74963F106     1,003   57,400   SH           SHARED           1                  57,400
RMR REAL ESTATE FD            SH BEN INT      74963F106     3,085  176,500   SH           SOLE                               176,500
VORNADO RLTY TR               PFD CONV SER A  929042208     3,107   19,000   SH           SHARED           1                  19,000